Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	₩ 1,369,653	₩ 1,270,824
Short-term financial instruments	1,426,952	830,647
Short-term investment securities	150,392	166,666
Accounts receivable — trade, net	2,188,893	2,230,979
Short-term loans, net	97,464	66,123
Accounts receivable — other, net	979,044	903,509
Prepaid expenses	2,128,349	2,018,690
Contract assets	100,606	127,499
Prepaid income taxes	1,984	63,748
Derivative financial assets	8,704	26,253
Inventories, net	171,443	162,882
Advanced payments and others	151,602	220,687
Total Current Assets	8,775,086	8,088,507
Non-Current Assets:
Long-term financial instruments	893	990
Long-term investment securities	1,648,837	857,215
Investments in associates and joint ventures	14,354,113	13,385,264
Property and equipment, net	13,377,077	12,933,460
Goodwill	3,357,524	2,949,530
Intangible assets, net	4,436,194	4,866,092
Long-term contract assets	47,675	64,359
Long-term loans, net	40,233	33,760
Long-term accounts receivable — other	332,803	351,663
Long-term prepaid expenses	1,063,711	1,239,865
Guarantee deposits	172,474	164,652
Long-term derivative financial assets	155,991	124,707
Defined benefit assets	3,557	1,125
Deferred tax assets	105,088	109,057
Other non-current assets	35,701	32,122
Total Non-Current Assets	39,131,871	37,113,861
Total Assets	47,906,957	45,202,368
Current Liabilities:
Accounts payable — trade	372,909	438,297
Accounts payable — other	2,484,466	2,521,474
Withholdings	1,410,239	1,350,244
Contract liabilities	229,892	191,225
Accrued expenses	1,554,889	1,424,833
Income tax payable	219,766	5,450
Derivative financial liabilities	77
Provisions	69,363	86,320
Short-term borrowings	109,998	20,603
Current portion of long-term debt, net	939,237	1,017,327
Current portion of long-term payables — other	424,600	423,839
Lease liabilities	359,936	371,742
Other current liabilities	2,595	319
Total Current Liabilities	8,177,967	7,851,673
Non-Current Liabilities:
Debentures, excluding current portion, net	7,690,169	7,253,894
Long-term borrowings, excluding current portion, net	1,979,261	1,972,149
Long-term payables — other	1,142,354	1,550,167
Long-term lease liabilities	1,076,841	919,265
Long-term contract liabilities	30,704	32,231
Defined benefit liabilities	154,944	172,258
Long-term derivative financial liabilities	375,083	1,043
Long-term provisions	81,514	78,841
Deferred tax liabilities	2,709,075	2,463,861
Other non-current liabilities	92,802	90,052
Total Non-Current Liabilities	15,332,747	14,533,761
Total Liabilities	23,510,714	22,385,434
Shareholders' Equity
Share capital	44,639	44,639
Capital surplus and others	278,444	607,722
Hybrid bonds	398,759	398,759
Retained earnings	22,981,913	22,228,683
Reserves	40,139	(329,576)
Equity attributable to owners of the Parent Company	23,743,894	22,950,227
Non-controlling interests	652,349	(133,293)
Total Shareholders' Equity	24,396,243	22,816,934
Total Liabilities and Shareholders' Equity	₩ 47,906,957	₩ 45,202,368